BUSINESS SEGMENTS (Mine Production and Purchase Percentages) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Oct. 06, 2014
Morenci [Member]
Mining Segment Reporting Information [Line Items]
Percentage of Division's Copper Production		46.00%
Cerro Verde [Member]
Mining Segment Reporting Information [Line Items]
Percentage of Division's Copper Production		63.00%
North America Copper Mines Segment [Member]
Mining Segment Reporting Information [Line Items]
Percentage of Atlantic Copper's annual concentrate requirements purchased from intercompany		23.00%
South America [Member]
Mining Segment Reporting Information [Line Items]
Percentage of Atlantic Copper's annual concentrate requirements purchased from intercompany		3.00%
Indonesia [Member]
Mining Segment Reporting Information [Line Items]
Percentage of Atlantic Copper's annual concentrate requirements purchased from intercompany		3.00%
PT Smelting [Member]
Mining Segment Reporting Information [Line Items]
Deferred Intercompany Profit, Percentage		25.00%
Equity Method Investment, Ownership Percentage		25.00%
Investment Owned, Percent of Net Assets		25.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Candelaria and Ojos del Salado Mining Complex [Member]
Mining Segment Reporting Information [Line Items]
Disposal Date	Nov. 03, 2014
Investment Owned, Percent of Net Assets			80.00%